Revenue Recognition	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue Recognition

3. Revenue Recognition

The Company’s revenues are derived from the sales of medical rehabilitation devices and technology services. The Company’s primary customers include healthcare systems, clinics, third-party healthcare providers, distributors, and other institutions, including governmental healthcare programs and group purchasing organizations.

Disaggregation of Revenue

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the revenue for the three and six months ended September 30, 2024 and 2023, based on revenue category:

	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2024	2023	2024	2023
Devices	$15,045	$10,112	$28,573	$20,555
Services	2,695	2,710	5,995	5,085
Other	422	238	554	465
Total revenue, net	$18,162	$13,060	$35,122	$26,105

The revenue that is recognized at a point in time was related to the revenues from devices and from service on demand. The revenue that is recognized over time was related to revenue from service contracts. Other revenue primarily relates to freight and packaging on devices and recognized at a point in time. The following represents the revenue for the three and six months ended September 30, 2024 and 2023, based on timing of recognition:

	For the Three Months Ended September 30,		For the Six Months Ended September 30,
	2024	2023	2024	2023
Point in time	$16,175	$11,386	$31,170	$22,892
Over time	1,987	1,674	3,952	3,213
Total revenue	$18,162	$13,060	$35,122	$26,105

Deferred Revenue and Remaining Performance Obligations

Deferred revenue as of September 30, 2024 and March 31, 2024 was $10,843 and $9,881, respectively. Deferred revenue as of September 30, 2023 and March 31, 2023 was $11,300 and $9,996, respectively. The Company recognized revenue of $2,147 and $4,033, respectively during the three and six months ended September 30, 2024 that was included in deferred revenue as of March 31, 2024, and $2,013 and $4,953 respectively, during the three and six months ended September 30, 2023, that was included in deferred revenue as of March 31, 2023. Remaining performance obligations include goods and services that have not yet been delivered or provided under existing, noncancelable contracts. As of September 30, 2024 and March 31, 2024, the aggregate amount of the contracted revenue allocated to unsatisfied performance obligations with an original duration of one year or more was approximately $4,943 and $4,670, respectively. As of September 30, 2024, the Company expects to recognize revenue on the majority of these remaining performance obligations over the next 2 years.

Advance Payments From Customers

The Company receives advance payments related to customers from their orders to support the operation of the company in the production of the goods. The Company recognizes these prepayments as a liability under “Advance payments from customers” on the condensed consolidated balance sheets when they are received. Balances associated with the advance payments are reclassed to deferred revenue upon invoicing and revenue is recognized when performance obligations are fulfilled. Advance payments from customers was $8.9 million and $10.6 million as of September 30, 2024 and March 31, 2024, respectively. Advance payments from customers as of September 30, 2023 and March 31, 2023 was $8,865 and $6,225, respectively.

3. Revenue Recognition

The Company’s revenues are derived from the sales of medical rehabilitation devices and technology services. The Company’s primary customers include healthcare systems, clinics, third-party healthcare providers, distributors, and other institutions, including governmental healthcare programs and group purchasing organizations.

Disaggregation of Revenue

The Company disaggregates its revenue with customers by category and by geographic region based on customer location, see Note 4 for further information. The following represents the net revenue for the years ended March 31, 2024 and 2023, based on revenue category:

	Years Ended March 31,
	2024	2023
Devices	$51,125	$43,452
Services	11,105	9,292
Other	2,243	1,315
Total revenue, net	$64,473	$54,059

The revenue that is recognized at a point in time was primarily related to the revenues from devices and the revenue that is recognized over time was related to revenue from services. Other revenue primarily relates to freight and packaging on devices and recognized at a point in time.

Deferred Revenue and Remaining Performance Obligations

Deferred revenue as of March 31, 2024 and 2023 was $9,881 and $9,996, respectively. During the years ended March 31, 2024 and 2023, the Company recognized $7,405 and $5,358 of revenue that was included in deferred revenue as of March 31, 2023 and March 31, 2022, respectively. Remaining performance obligations include goods and services that have not yet been delivered or provided under existing, noncancelable contracts with minimum purchase commitments. As of March 31, 2024 and 2023, the aggregate amount of the contracted revenue allocated to unsatisfied performance obligations with an original duration of one year or more was approximately $4,670 and $2,698, respectively. As of March 31, 2024, the Company expects to recognize revenue on the majority of these remaining performance obligations over the next 2 years.

Advance Payments From Customers

The Company receives advance payments related to customers from their orders to support the operation of the company in the production of the goods. The Company recognizes these prepayments as a liability under “Advance payments from customers” on the consolidated balance sheets when they are received. Revenue associated with the advance payments is recognized when performance obligation is fulfilled. Advance payments from customers was $10.6 million and $6.3 million as of March 31, 2024 and 2023, respectively.